Equity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Aug. 03, 2023	Apr. 13, 2022
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital	$ 107,101,000	$ 107,101,000
Shares outstanding	0.2270
Shares held in treasury	$ 2,000	2,000
Value of shares held in treasury	737,000	2,000
Retained earnings	1,998,000	1,677,000
Preferred shares issued				157,800,000
Remuneration to the shareholders	$ 15,489,000	43,187,000
Description of approved anticipation of dividends	dividends and interest on capital in the total amount of US$ 11,605 (R$ 57,152 million), equivalent to US$ 0.8910 (R$ 4.3882) per common and preferred shares
Dividend payable to non-controlling shareholders	$ 3,501,000
Complementary dividend	2,934,000
Repurchased preferred shares			104,064,000
Repurchased preferred shares, value			$ 735,000
Repurchased transtaction cost			$ 293
Other current liabilities	3,015,000	3,001,000
Prescribed dividends	7,000
Petrobras Devidends [Member]
IfrsStatementLineItems [Line Items]
Other current liabilities	$ 337,000	241,000
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Remuneration to the shareholders		$ 23,660,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	7,442,454,142	7,442,454,142
Shares held in treasury	222,760
Dividend Distribution Proposed	$ 215,000
Income tax expense	$ 1,234,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	5,602,042,788	5,602,042,788
Shares held in treasury	104,136,909
Dividend [Member]
IfrsStatementLineItems [Line Items]
General shareholders amount	$ 14,754,000
Dividend rate					25.00%
Additional dividends		$ 6,036,000